Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below.

We have identified Return on Equity (“ROE”) as our Company-Selected Measure (“CSM”). In our view, ROE represents the most important financial performance measure (not otherwise required to be disclosed in the table) used to link “Compensation Actually Paid” to our NEOs for the 2022 fiscal year to company performance. We chose ROE as our Company-Selected Measure for evaluating pay versus performance because it is a key metric in our 2022 executive officer bonus plan as well as under the performance-based restricted stock grants made in 2022. See Compensation Discussion and Analysis—Bonus Plan for 2022 on page 29 and Compensation Discussion and Analysis – Grant of Performance-Based Restricted Stock for the 2023-2025 Performance Period on page 34 for a discussion of the metrics used by the Compensation Committee to evaluate performance.

Pay versus performance table

			Average summary compensation table total for non-PEO named executive officers (1)	Average compensation actually paid to non-PEO named executive officers (2)(3)	Value of initial fixed $100 investment based on:
	Summary compensation table total for PEO (1)
		Compensation actually paid to PEO (2)(3)			Total shareholder return	Peer group total shareholder return(4)	Net income
								Return on equity
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	$1,430,026	$1,679,446	$558,287	$605,716	116.19	109.23	$61,063,000	14.07%
2021	$1,208,919	$2,033,701	$608,292	$1,021,656	117.18	138.97	$59,021,000	13.11%
2020	$1,087,367	$645,575	$609,392	$490,267	87.59	100.46	$44,138,000	10.32%

(1)

Robert B. Kaminski, Jr. was our PEO for each year presented. The non-PEO NEOs for each year presented are Raymond E. Reitsma, Charles E. Christmas, Lonna L. Wiersma and Robert T. Worthington. Ms. Wiersma retired on March 4, 2022.

(2)

Compensation Actually Paid amounts shown have been calculated in accordance with Item 402(v) of Regulation 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

PEO Total Compensation Amount	$ 1,430,026	$ 1,208,919	$ 1,087,367
PEO Actually Paid Compensation Amount	$ 1,679,446	2,033,701	645,575
Adjustment To PEO Compensation, Footnote [Text Block]
(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For each NEO, we have subtracted the totals from the Stock Awards column set forth in the Summary Compensation Table. The equity value adjustments for each applicable year are derived from the following tables:

Table of Contents

Year	Year-End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2022	381,873	156,752	-	31,830	-	45,098	615,553
2021	351,106	802,132	-	-	-	20,244	1,173,482
2020	287,975	(402,776)	-	(64,020)	-	22,460	(156,361)

Non-PEO NEO Average Total Compensation Amount	$ 558,287	608,292	609,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 605,716	1,021,656	490,267
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Year-End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO ($)	Total Average Inclusion of Equity Values for Non-PEO ($)
2022	123,089	41,682	-	18,927	(35,626)	17,372	165,444
2021	111,045	402,580	-	-	-	10,024	523,649
2020	140,578	(93,241)	-	(39,285)	-	12,160	20,212

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(4)

The peer group TSR set forth in this table utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

MERCANTILE BANK CORPORATION	2023 PROXY STATEMENT	53

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR as well as TSR relative to the KBW Nasdaq Bank Index, over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Return on Equity (”ROE”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our ROE during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures

The following table presents the financial performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Earnings per share
Level of non-performing assets
Net interest margin
Net revenue
Efficiency ratio
Return on assets
Return on equity

Total Shareholder Return Amount	$ 116.19	117.18	87.59
Peer Group Total Shareholder Return Amount	109.23	138.97	100.46
Net Income (Loss)	$ 61,063,000	$ 59,021,000	$ 44,138,000
Company Selected Measure Amount	14.07	13.11	10.32
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Level of non-performing assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net interest margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on assets
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Return on equity
PEO Year-End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 381,873	$ 351,106	$ 287,975
PEO Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	156,752	802,132	(402,776)
PEO Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,830	0	(64,020)
PEO Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,098	20,244	22,460
PEO Total Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	615,553	1,173,482	(156,361)
NEO Average Year-End Fair Value of Equity Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,089	111,045	140,578
NEO Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,682	402,580	(93,241)
NEO Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,927	0	(39,285)
NEO Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,626)	0	0
NEO Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,372	10,024	12,160
NEO Total Average Inclusion of Equity Values for Non-PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 165,444	$ 523,649	$ 20,212